Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Consolidated Statement of Income and Comprehensive Income [Abstract]
Net income	$ 4,043	$ 2,793
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income
Unrealized gain/(loss)	334	134
Reclassification to earnings of net loss/(gain)	(4)	9
Allowance for credit losses recognized in earnings	1	(1)
Income taxes relating to:
Unrealized gain/(loss)	(89)	(35)
Reclassification to earnings of net loss/(gain)	2	2
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income	244	109
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities
Unrealized gain/(loss)	(3,552)	5,219
Reclassification to earnings of net loss/(gain)	0	0
Net gain/(loss) on hedges	2,410	(3,576)
Reclassification of earnings to net loss/(gain) on hedges	0	0
Income taxes relating to:
Net gain/(loss) on hedges	(670)	993
Reclassification to earnings of net loss/(gain) on hedges	0	0
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities	(1,812)	2,636
Net change in gain/(loss) on derivatives designated as cash flow hedges
Gain/(loss)	(1,959)	1,489
Reclassification to earnings of loss/(gain)	1,346	(1,184)
Income taxes relating to:
Gain/(loss)	509	(381)
Reclassification to earnings of loss/(gain)	(342)	281
Net change in gain/(loss) on derivatives designated as cash flow hedges	(446)	205
Share of other comprehensive income (loss) from investment in Schwab	0	(338)
Remeasurement gain/(loss) on employee benefit plans
Gain/(loss)	(69)	23
Income taxes	19	(5)
Remeasurement gain/(loss) on employee benefit plans	(50)	18
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income
Net unrealized gain/(loss)	29	14
Income taxes	(8)	(3)
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income	21	11
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss
Gain/(loss)	(17)	(10)
Income taxes	4	3
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss	(13)	(7)
Total other comprehensive income (loss)	(2,056)	2,634
Total comprehensive income (loss)	1,987	5,427
Attributable to:
Common shareholders	1,886	5,341
Preferred shareholders and other equity instrument holders	$ 101	$ 86